Stock Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of stock options exercised		$ 2	$ 129	$ 292
Employees Vested [Member] | PMI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and deferred stock awards vested				1,400,000
Restricted Stock and Deferred Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of restricted stock and deferred stock awards granted to employees		258	229	169
Weighted-average grant date fair value, per share		$ 79.59	$ 59.44	$ 47.54
Compensation expense for restricted stock and deferred stock awards		242	162	127
Accelerated compensation cost	27
Unamortized compensation cost related to restricted stock and deferred stock awards		221
Expected period for recognition of unamortized compensation expense, in years		2 years
Restricted stock and deferred stock awards vested		3,744,454	1,800,000	2,000,000
Restricted Stock and Deferred Stock Awards [Member] | Grant Date Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested restricted stock and deferred stock awards		148	84
Restricted Stock and Deferred Stock Awards [Member] | Total Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested restricted stock and deferred stock awards		$ 298	$ 107	$ 123
2012 Performance Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated common stock to be awarded under a stock benefit plan, maximum limit		30,000,000
Shares available for grant under the plan		29,994,920
Non Employee Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated common stock to be awarded under a stock benefit plan, maximum limit		1,000,000
Shares available for grant under the plan		798,801
Percentage of voting shares that PMI may own, used in determining non-employee director status		50.00%